RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Payroll and related amounts, related party	$ 105	$ 103	$ 100